UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Clinton Group, Inc.
Address:  32 Old Slip, 5th Floor
          New York, NY 10005

13F File Number: 28-06121

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Hall
Title:    Chief Financial Officer
Phone:    (212) 825-0400
Signature, Place, and Date of Signing:


/s/ John Hall                       New York, NY                  11/08/01
------------------------    -----------------------------   --------------------
      [Signature]                  [City, State]                   [Date]

Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             NONE
                                           ------------

Form 13F Information Table Entry Total:         53
                                           ------------

Form 13F Information Table Value Total:      $354,047
                                           ------------
                                            (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      NONE

      [Repeat as necessary.]

                                                                  VALUE      SHARES/  SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS     CUSIP     (x$1000)    PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
--------------                      --------------     -----     --------    -------  --- ---- ------- --------  ----  ------  ----
Advanced Energy Industries          SB NT CV 144A 06   007973AB6    5,553    6500000  PRN      Sole     N/A                    None
Affiliated Computer Services, Inc.  SUB NT CV 3.5% 06  008190AF7    8,672    7500000  PRN      Sole     N/A                    None
Alkermes Inc.                       SUBNT CV3.75%07    01642TAB4      738    1250000  PRN      Sole     N/A                    None
Alpharma Inc.                       SB NT CV 5.75%05   020813AB7   11,668   10500000  PRN      Sole     N/A                    None
Aviron                              SB NT CV 5.25% 08  053762AD2    2,006    2850000  PRN      Sole     N/A                    None
Bisys Group Inc.                    SB NT CV 144A 06   055472AA2    3,143    3000000  PRN      Sole     N/A                    None
Barnes & Noble, Inc.                SUB NT CV 5.25%09  067774AD1   14,548   11000000  PRN      Sole     N/A                    None
BEA Systems Inc.                    SB NT CV 4% 06     073325AD4    3,071    4200000  PRN      Sole     N/A                    None
Brooks Automation Inc.              SB NT CV 144A 08   11434AAA8    6,037    8200000  PRN      Sole     N/A                    None
Cephalon Inc.                       SB NT CV 144A 06   156708AB5    9,156   10000000  PRN      Sole     N/A                    None
Charter Communications Inc.         SR NT CV 4.75%06   16117MAC1    6,534    8500000  PRN      Sole     N/A                    None
Charter Communications Inc.         SUB NT CV5.75%05   16117MAB3    7,959    9405000  PRN      Sole     N/A                    None
COR Therapeutics                    SR NT CV 144A 06   217753AE2    8,951   10500000  PRN      Sole     N/A                    None
COR Therapeutics                    SUB NT CV 5%07     217753AD4    5,777    6500000  PRN      Sole     N/A                    None
Echostar Communications             SB NT CV4.875%07   278762AD1    3,948    4920000  PRN      Sole     N/A                    None
Echostar Communications             SR NT CV 144A 08   278762AE9   13,983   17000000  PRN      Sole     N/A                    None
Enzon Inc.                          SUB NT CV 144A 08  293904AA6    7,933    8530000  PRN      Sole     N/A                    None
FEI Company                         SUB NT CV 5.5%08   30241LAA7    3,145    4000000  PRN      Sole     N/A                    None
General Semiconductor Inc.          SUB NT CV5.75%06   370787AB9    8,137    8282000  PRN      Sole     N/A                    None
Genzyme Corp.                       SB DEB CV 3%21     372917AK0   12,778   13450000  PRN      Sole     N/A                    None
Gilead Sciences Inc.                SUB NT CV 5%07     375558AB9   10,790    8000000  PRN      Sole     N/A                    None
HCC Insurance Holdings, Inc.        NT CONV 2%21       404132AA0   12,921   12394000  PRN      Sole     N/A                    None
HNC Software                        SB NT CV 144A08    40425PAB3    3,765    4000000  PRN      Sole     N/A                    None
Hanover Compressor Company          SR NT CV 4.75%08   410768AC9    9,892   11338000  PRN      Sole     N/A                    None
International Rectifier Corp.       SUB NT CV4.25%07   460254AE5    7,901   10500000  PRN      Sole     N/A                    None
Invitrogen Corp.                    SBNT CV 5.5%07     46185RAB6    6,411    5950000  PRN      Sole     N/A                    None
IVAX Corp.                          SR SB CV 144A 08   465823AE2    3,475    4000000  PRN      Sole     N/A                    None
Jabil Circuit Inc.                  SB NT CV 1.75%21   466313AA1   14,749   17200000  PRN      Sole     N/A                    None
Kerr-McGee Corp.                    SB DB CV 5.25%10   492386AP2   10,963   10000000  PRN      Sole     N/A                    None
Kulicke & Soffa Industries          SUB NT CV4.75%06   501242AE1    6,555    8769000  PRN      Sole     N/A                    None
Kulicke & Soffa Industries          SB NT CV 144A 06   501242AH4    1,325    1570000  PRN      Sole     N/A                    None
L-3 Communications Holdings, Inc.   SR SB CV 5.25%09   502424AB0    7,736    6050000  PRN      Sole     N/A                    None
Lamar Advertising Co.               NT CV 5.25% 06     512815AF8   15,725   17000000  PRN      Sole     N/A                    None
Lucent Technologies Inc             PFD CV 8% 144A     549463206    4,718       5000  PRN      Sole     N/A                    None
Medarex, Inc.                       SB NT CV 4.5%06    583916AA9    6,420    8000000  PRN      Sole     N/A                    None
Mediacom Communications Corp.       SR NT CV 5.25%06   58446KAA3    3,279    3500000  PRN      Sole     N/A                    None
Millennium Pharmeceuticals          SUB NT CV 5.5% 07  599902AB9      644     800000  PRN      Sole     N/A                    None
Nortel Networks Corp.               GTD SR CV 144A08   656568AA0    2,740    3250000  PRN      Sole     N/A                    None
Nvidia Corp.                        SB NT CV 4.75%07   67066GAA2    5,513    5980000  PRN      Sole     N/A                    None
PMC-Sierra Inc.                     SUB NT CV 144A06   69344FAA4    5,664    8150000  PRN      Sole     N/A                    None
Province Healthcare Co.             SB NT CV 4.5%05    743977AC4    5,209    4500000  PRN      Sole     N/A                    None
Providian Financial Corp.           SR NT CV 3.25%05   74406AAA0    9,240   14000000  PRN      Sole     N/A                    None
RF MicroDevices Inc.                SUB NT CV3.75%05   749941AB6    6,170    8000000  PRN      Sole     N/A                    None
SCI Systems Inc.                    SUB NT CONV 3%07   783890AF3    8,297   11250000  PRN      Sole     N/A                    None
Sanmina Corp.                       SUB NT CV 4.24%04  800907AB3    4,747    5000000  PRN      Sole     N/A                    None
School Specialty Inc.               SB NT CV 144A 08   807863AB1    3,471    3000000  PRN      Sole     N/A                    None
Semtech Corp.                       SUB NT CV 4.5%07   816850AD3    9,400   10000000  PRN      Sole     N/A                    None
Sepracor Inc.                       SB DEB CONV 5%07   817315AL8    9,800   14600000  PRN      Sole     N/A                    None
Sepracor Inc.                       SUB DB CONV 7%05   817315AH7    4,950    6000000  PRN      Sole     N/A                    None
Siebel Systems Inc.                 SB NT CV 5.5% 06   826170AC6    2,715    2900000  PRN      Sole     N/A                    None
Sovereign Bancorp                   UNIT EX 111229     845905306    3,231      55000  PRN      Sole     N/A                    None
Sprint-Corp FON Group               EQUITY UNIT        852061605    1,894      70000  PRN      Sole     N/A                    None
Waste Connections, Inc.             SB NT CV 5.5%06    941053AB6    3,750  3,750,000  PRN      Sole     N/A                    None
TOTAL                                                             354,047